Inventories	12 Months Ended
Jun. 30, 2023
Inventories
Inventories

18 Inventories

	As at June 30,
	2022	2023
	RMB’000	RMB’000
Finished goods	1,186,810	1,447,799
Low-value consumables	1,285	2,720
	1,188,095	1,450,519

(a)  The analysis of the amount of inventories recognized as an expense and included in profit or loss is as follows:

	For the year ended June 30,
	2021	2022	2023
	RMB’000	RMB’000	RMB’000
Carrying amount of inventories sold	6,632,530	6,915,713	6,879,212
Reversal of write-down of inventories	(51,074)	(44,737)	(19,850)
Cost of inventories recognized in consolidated statements of profit or loss	6,581,456	6,870,976	6,859,362